Accounts Receivable (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 649,650	$ 695,319	$ 255,111
Allowance for accounts receivable	$ 104,851	$ 0	$ 118,761